OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule Of Accounts Receivable and Prepaid Expenses [Table Text Block]
	December 31,
	2015	2016

Prepaid expenses	$2,132	$2,601
Government authorities	2,317	3,426
Related parties	1,022	1,603
Other	773	857

	$6,244	$8,487